Revenue	12 Months Ended
Dec. 31, 2021
Disclosure of revenue [text block] [Abstract]
Revenue

Note 7. Revenue

The Group recognizes its revenues from the transfer of goods and services to the fulfillment of its performance obligations. The Group’s annual revenue includes $3,637 (2020: $2,213, 2019: $10,159) recognized from intellectual property licensing and dossier generation.

Products

The Group primarily engages in developing, producing and marketing pharmaceutical solutions. It is considered an integrated international healthcare and pharmaceutical company across the three core therapeutical areas: hospitals/clinics, pharmacies (prescription) and over-the-counter (non-prescription).

The Group’s main products for the years ended December 31, 2021, 2020 and 2019 are:

a.	Business to Business

Nextgel

i.	Softigel: Integrated CMDO, soft gelatin capsules, softgels, gummy-gels and GTabs.

b.	Business to Consumer

Procaps Colombia, CAN and CASAND

i.	VitalCare: Branded drugs, consumer over-the-counter and generics

ii.	Clinical Specialties: High-complexity drugs and medical devices

iii.	Farma: Branded prescription drugs

Diabetrics

i.	Diabetrics: Diabetes solutions and chronic disease management tool

Disaggregation of revenue from contracts with customers

Revenue from contracts with customers is disaggregated by primary geographical market and major products (refer to Note 8. Segment reporting) and by timing of revenue recognition in the table below.

	Reportable segments
Year 2021	NextGel	Procaps Colombia	CAN	CASAND	Diabetrics	Corporate	Total

Segment revenue	244,791	156,820	67,842	68,242	47,835	—	585,530
Intra-segment revenue	(123,964)	(1,493)	(16,905)	(14,286)	(19,140)	—	(175,788)
Revenue from contracts with customers	120,827	155,327	50,937	53,956	28,695	—	409,742

Timing of revenue recognition
Goods transferred at a point in time	117,190	155,327	50,937	53,956	28,695	—	406,105
Services transferred over time	3,637	—	—	—	—	—	3,637
Total revenue from contracts with customers	120,827	155,327	50,937	53,956	28,695	—	409,742

	Reportable segments
Year 2020	NextGel	Procaps Colombia	CAN	CASAND	Diabetrics	Corporate	Total

Segment revenue	201,294	121,532	44,808	40,094	39,221	2,431	449,380
Intra-segment revenue	(95,315)	(6,637)	805	(1,538)	(16,432)	1,204	(117,913)
Revenue from contracts with customers	105,979	114,895	45,613	38,556	22,789	3,635	331,467

Timing of revenue recognition
Goods transferred at a point in time	103,766	114,895	45,613	38,556	22,789	3,635	329,254
Services transferred over time	2,213	—	—	—	—	—	2,213
Total revenue from contracts with customers	105,979	114,895	45,613	38,556	22,789	3,635	331,467

	Reportable segments
Year 2019	NextGel	Procaps Colombia	CAN	CASAND	Diabetrics	Corporate	Total

Segment revenue	192,247	124,090	54,628	42,332	36,931	11,637	461,865
Intra-segment revenue	(94,958)	(3,977)	(4,949)	(2,271)	(14,703)	(16,215)	(137,073)
Revenue from contracts with customers	97,289	120,113	49,679	40,061	22,228	(4,578)	324,792

Timing of revenue recognition
Goods transferred at a point in time	94,964	112,279	49,679	40,061	22,228	(4,578)	314,633
Services transferred over time	2,325	7,834	—	—	—	—	10,159
Total revenue from contracts with customers	97,289	120,113	49,679	40,061	22,228	(4,578)	324,792

Revenue recognized from goods transferred at a point in time include revenues related to “sales of goods” and “sales of trademarks and sanitary provisions”. Revenue recognized from services transferred over time include revenues related to “intellectual property licensing” and “dossier generation”. Revenues, other than sales of goods, are not material to the group.